Restructuring - Liability balances (Details) - Wag Labs, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring Reserve [Roll Forward]
Liability at December 31, 2020	$ 2,873
Charges		$ 3,510
Cash Payments	(2,846)
Liability at December 31, 2021	27	2,873
Severance and other employee costs
Restructuring Reserve [Roll Forward]
Charges		285
Lease Cease Use Costs
Restructuring Reserve [Roll Forward]
Liability at December 31, 2020	2,873
Charges	0	3,225
Cash Payments	(2,846)
Liability at December 31, 2021	$ 27	$ 2,873